ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ 5,944	$ 3,258	$ 6,029	$ 5,401
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(1,877)	(2,074)
Pension adjustment, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(19)	(34)
Ending Balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (1,896)	$ (2,108)	$ (1,542)	$ (916)